Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] $ in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026 CAD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 CAD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)
Classes Of Financial Assets [Domain]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (1)	$ (282)		$ 2	$ (1,202)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	1	(285)		0	(1,196)
Financial assets at amortised cost, category [member] | Restructuring provision [member] | U.S. Retail [Member]
Disclosure of financial assets [line items]
Net realized gains (losses)		284	$ 199		1,207	$ 848
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (2)	$ 3		$ 2	$ (6)